Goodwill and Other Asset Impairments	12 Months Ended
Dec. 31, 2012
Goodwill and Other Asset Impairments

4. Goodwill and Other Asset Impairments

In accordance with the Financial Accounting Standards Board’s accounting standards, we evaluated the realizability of our tangible assets and determined based on market place property comparables (level two of the fair value hierarchy) that $2.1 million of our buildings was impaired at September 30, 2012. Additionally, we performed impairment analyses of goodwill and other intangibles using the discounted cash flows method and determined that $19.7 million of goodwill and $0.2 million of other intangibles were impaired at September 30, 2012. We estimated the fair value of our business for the goodwill impairment analysis based on the quoted market price for our Class A common stock (level one input of the fair value hierarchy), as adjusted by our judgmental qualitative factors (level three of the fair value hierarchy). These noncash impairments were necessitated by the trading price of our Class A common stock, recent operating losses, and financial forecasts. The $22.0 million of noncash impairment charges are reported in goodwill and other asset impairments on our consolidated statement of operations for the year ended December 31, 2012.